INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 15: Income Taxes

The provision for income taxes for the years ended December 31, is as follows:

(In thousands)	2013	2012
Current	$645	$1,205
Deferred	202	(276)
	$847	$929

The provision for income taxes includes the following:

(In thousands)	2013	2012
Federal Income Tax	$721	$873
New York State Franchise Tax	126	56
	$847	$929

The components of the net deferred tax (liability) asset, included in other assets or other liabilities as of December 31, are as follows:

(In thousands)	2013	2012
Assets:
Deferred compensation	$818	$833
Allowance for loan losses	1,950	1,741
Postretirement benefits	155	174
Mortgage recording tax credit carryforward	151	206
Impairment losses on investment securities	183	337
Capital loss carryforward	339	293
Held-to-maturity securities	504	-
Other	188	284
Total	4,288	3,868
Liabilities:
Pension asset	(1,686)	(511)
Depreciation	(783)	(703)
Accretion	(159)	(52)
Loan origination fees	(105)	(176)
Intangible assets	(1,486)	(1,486)
Investment securities and financial derivative	(64)	(1,008)
Prepaid expenses	(52)	(52)
Total	(4,335)	(3,988)
	(47)	(120)
Less: deferred tax asset valuation allowance	(458)	(458)
Net deferred tax liability	$(505)	$(578)

Realization of deferred tax assets is dependent upon the generation of future taxable income or the existence of sufficient taxable income within the carry back period. A valuation allowance is provided when it is more likely than not that some portion, or all of the deferred tax assets, will not be realized. In assessing the need for a valuation allowance, management considers the scheduled reversal of the deferred tax liabilities, the level of historical taxable income and the projected future level of taxable income over the periods in which the temporary differences comprising the deferred tax assets will be deductible. The judgment about the level of future taxable income is inherently subjective and is reviewed on a continual basis as regulatory and business factors change. The valuation allowance of $458,000 represents the portion of the deferred tax asset that management believes may not be realizable, as the Company may not generate sufficient capital gains to offset its capital losses.

A reconciliation of the federal statutory income tax rate to the effective income tax rate for the years ended December 31, is as follows:

	2013	2012
Federal statutory income tax rate	34.0%	34.0%
State tax, net of federal benefit	2.6	1.0
Tax-exempt interest income	(8.5)	(7.3)
Increase in value of bank owned life insurance less premiums paid	(2.1)	(2.3)
Gain on proceeds from bank owned life insurance	-	(0.4)
Other	-	1.0
Effective income tax rate	26.0%	26.0%

At December 31, 2013 and 2012, the Company did not have any uncertain tax positions. The Company’s policy is to recognize interest and penalties, if any, in income tax expense in the Consolidated Statements of Income. The tax years subject to examination by the Federal and New York State taxing authorities are the years ended December 31, 2010 through 2012.